Segment Information - Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Segment Reporting Information [Line Items]
Revenues	$ 12,168	$ 1,908	$ 5,595
Operating costs and expenses	16,547	8,997	14,460
Selling and administrative	2,515	1,885	1,878
Depreciation and amortization	2,275	2,233	2,241
Operating Income (Loss)	(4,379)	(7,089)	(8,865)
Capital expenditures	4,940	3,607	3,620
Assets	51,703	53,344	53,593
Goodwill impairment	0	226	2,100
Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	11,757	4,655	8,245
NAA
Segment Reporting Information [Line Items]
Revenues	8,281	1,108	3,627
Selling and administrative	1,517	953	1,066
Depreciation and amortization	1,408	1,352	1,413
Operating Income (Loss)	(2,170)	(3,928)	(5,794)
Capital expenditures	2,568	2,397	1,430
Assets	27,413	25,606	25,257
Goodwill impairment	0	0	1,300
NAA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	7,526	2,730	5,623
EA
Segment Reporting Information [Line Items]
Revenues	3,531	712	1,790
Selling and administrative	745	568	523
Depreciation and amortization	692	728	672
Operating Income (Loss)	(1,830)	(2,617)	(2,729)
Capital expenditures	2,213	515	2,036
Assets	15,317	16,088	16,505
Goodwill impairment	0	226	777
EA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	3,925	1,807	2,548
Cruise Support
Segment Reporting Information [Line Items]
Revenues	171	42	68
Selling and administrative	225	335	262
Depreciation and amortization	140	129	128
Operating Income (Loss)	(315)	(477)	(313)
Capital expenditures	155	660	144
Assets	8,461	11,014	11,135
Cruise Support | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	120	55	(10)
Tour and Other
Segment Reporting Information [Line Items]
Revenues	185	46	110
Selling and administrative	27	27	27
Depreciation and amortization	36	23	28
Operating Income (Loss)	(64)	(67)	(29)
Capital expenditures	4	35	11
Assets	512	637	696
Tour and Other | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	$ 187	$ 63	$ 84